TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus,

Summary Prospectuses and Statement of Additional Information, as supplemented

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Transamerica Aegon High Yield Bond VP

Transamerica Aegon U.S. Government Securities VP

Transamerica Multi-Managed Balanced VP

Effective April 1, 2021, the following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica Aegon High Yield Bond VP under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Aegon USA Investment Management, LLC.
Portfolio Managers:
Kevin Bakker, CFA	Portfolio Manager	since 2009
Benjamin D. Miller, CFA	Portfolio Manager	since 2009
James K. Schaeffer, Jr.	Portfolio Manager	since 2011

Effective April 1, 2021, the following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica Aegon U.S. Government Securities VP under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Aegon USA Investment Management, LLC.
Portfolio Managers:
Tyler A. Knight, CFA	Portfolio Manager	since 2014
Calvin Norris, CFA	Portfolio Manager	since 2014
Sivakumar N. Rajan	Portfolio Manager	since 2021

Effective April 1, 2021, the following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica Multi-Managed Balanced VP relating to Aegon USA Investment Management, LLC under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Aegon USA Investment Management, LLC.
Portfolio Managers:
Bradley D. Doyle, CFA	Portfolio Manager	since 2015
Tyler A. Knight, CFA	Portfolio Manager	since 2015
Brian W. Westhoff, CFA	Portfolio Manager	since 2014
Sivakumar N. Rajan	Portfolio Manager	since 2017

Effective April 1, 2021, the following replaces the information in the Prospectus for Transamerica Aegon High Yield Bond VP under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica Aegon High Yield Bond VP

Name	Sub-Adviser	Positions Over Past Five Years
Kevin Bakker, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2009; Co-Head of U.S. High Yield since 2017 and Portfolio Manager with Aegon USA Investment Management, LLC since 2007; Senior Research Analyst 2003 – 2007
Benjamin D. Miller, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2009; Co-Head of U.S. High Yield since 2017 and Portfolio Manager with Aegon USA Investment Management, LLC since 2006; Research Analyst 1993 – 2006
James K. Schaeffer, Jr.	Aegon USA Investment Management, LLC

Portfolio Manager of the portfolio since 2011;

Portfolio Manager with Aegon USA Investment

Management, LLC since 2004; Director of

Distressed Debt from 2004-2014; Head of

Leveraged Finance from 2014-2020; Co-Head of

Public Fixed Income from 2017-2020 and Deputy

Chief Investment Officer from 2018-2020; Global

Head of U.S. Leveraged Finance since 2020

Effective April 1, 2021, the following replaces the information in the Prospectus for Transamerica Aegon U.S. Government Securities VP under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica Aegon U.S. Government Securities VP

Name	Sub-Adviser	Positions Over Past Five Years
Tyler A. Knight, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2008; Head of Structured Finance since 2018
Calvin Norris, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 1992
Sivakumar N. Rajan	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2021; Portfolio Manager with Aegon USA Investment Management, LLC since 2015; Portfolio Analyst since 2013; Risk Analyst since 2007

Effective April 1, 2021, the following replaces the information in the Prospectus for Transamerica Multi-Managed Balanced VP relating to Aegon USA Investment Management, LLC. under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica Multi-Managed Balanced VP

Name	Sub-Adviser	Positions Over Past Five Years
Bradley D. Doyle, CFA	Aegon USA Investment Management, LLC

Portfolio Manager of the portfolio since 2015;

Portfolio Manager with Aegon USA Investment

Management, LLC since 2004; Co-Head of

Investment Grade Credit from 2015-2017 and

Head of Investment Grade Credit since 2017

Tyler A. Knight, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2008; Head of Structured Finance since 2018
Brian W. Westhoff, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2011
Sivakumar N. Rajan	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2017; Portfolio Manager with Aegon USA Investment Management, LLC since 2015; Portfolio Analyst since 2013; Risk Analyst since 2007

Effective April 1, 2021, the following replaces the information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – Aegon USA Investment Management, LLC. (“Aegon”)”:

Transamerica Aegon High Yield Bond VP

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Kevin Bakker, CFA	2	$1.57 billion	13	$3.30 billion	14	$3.52 billion
Benjamin D. Miller, CFA	2	$1.57 billion	13	$3.30 billion	14	$3.52 billion
James K. Schaeffer, Jr.	4	$3.19 billion	16	$4.22 billion	18	$3.78 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Kevin Bakker, CFA	0	$0	0	$0	1	$0.44 billion
Benjamin D. Miller, CFA	0	$0	0	$0	1	$0.44 billion
James K. Schaeffer, Jr.	0	$0	0	$0	10	$4.54 billion

Transamerica Aegon U.S. Government Securities VP

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Tyler A. Knight, CFA	5	$6.76 billion	8	$2.84 billion	23	$10.73 billion
Calvin Norris, CFA	0	$0	5	$2.33 billion	17	$1.09 billion
Sivakumar N. Rajan*	4	$3.12 billion	5	$1.06 billion	7	$44.37 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Tyler A. Knight, CFA	0	$0	0	$0	0	$0
Calvin Norris, CFA	0	$0	0	$0	0	$0
Sivakumar N. Rajan*	0	$0	0	$0	0	$0

*	As of January 31, 2021

Transamerica Multi-Managed Balanced VP

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Bradley D. Doyle, CFA	5	$4.76 billion	8	$2.12 billion	15	$37.01 billion
Tyler A. Knight, CFA	5	$6.34 billion	8	$2.84 billion	23	$10.73 billion
Brian W. Westhoff, CFA	6	$7.60 billion	8	$2.50 billion	16	$38.07 billion
Sivakumar N. Rajan	3	$2.96 billion	5	$1.02 billion	8	$36.53 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Bradley D. Doyle, CFA	0	$0	0	$0	0	$0
Tyler A. Knight, CFA	0	$0	0	$0	0	$0
Brian W. Westhoff, CFA	0	$0	0	$0	0	$0
Sivakumar N. Rajan	0	$0	0	$0	0	$0

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Investors Should Retain this Supplement for Future Reference

February 17, 2021